INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	13 years		13 years	13 years
Cost	$ 259,244,000		$ 259,244,000	$ 259,075,000
Accumulated Amortization	(169,091,000)		(164,888,000)	(137,927,000)
Net Carrying Value	90,153,000		94,356,000	121,148,000
Amortization of intangible assets	4,202,000	6,719,000	26,937,000	26,689,000	27,099,000
Estimated future amortization [Abstract]
2013			16,677,000
2013 (remainder of year)	12,475,000
2014	15,248,000		15,248,000
2015	14,799,000		14,799,000
2016	14,156,000		14,156,000
2017	10,420,000		10,420,000
Increased amortization expense			7,400,000		7,400,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	14 years		14 years	14 years
Cost	12,770,000		12,770,000	12,770,000
Accumulated Amortization	(8,543,000)		(8,308,000)	(7,361,000)
Net Carrying Value	4,227,000		4,462,000	5,409,000
Trademarks/Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	14 years		11 years	11 years
Cost	85,669,000		85,669,000	85,644,000
Accumulated Amortization	(62,554,000)		(61,737,000)	(48,296,000)
Net Carrying Value	23,115,000		23,932,000	37,348,000
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	13 years		13 years	13 years
Cost	158,158,000		158,158,000	158,158,000
Accumulated Amortization	(96,071,000)		(93,025,000)	(80,851,000)
Net Carrying Value	62,087,000		65,133,000	77,307,000
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,647,000		2,647,000	2,503,000
Accumulated Amortization	(1,923,000)		(1,818,000)	(1,419,000)
Net Carrying Value	$ 724,000		$ 829,000	$ 1,084,000